Accounts payable and accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued expenses [Abstract]
Accounts payable		$ 11,111	$ 2,811
Accrued interest		510	719
Accrued voyage expenses		2,426	1,593
Accrued employee compensation		1,712	4,176
Other	[1]	3,903	9,204
Total accounts payable and accrued expenses	[2]	$ 19,662	$ 18,503

[1]	Other includes accrued operating expenses and accrued capital expenditures.
[2]	Amortized cost.